Operating segments - Summary of Non-current Assets by Geographical Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-current assets	$ 800,210	$ 731,644
Canada [Member]
Disclosure of geographical areas [line items]
Non-current assets	439,715	438,717
Foreign countries [member] | Bosnia and Herzegovina [Member]
Disclosure of geographical areas [line items]
Non-current assets	48,944	50,572
Foreign countries [member] | USA [Member]
Disclosure of geographical areas [line items]
Non-current assets	197,423	197,751
Foreign countries [member] | Brazil [Member]
Disclosure of geographical areas [line items]
Non-current assets	102,728	31,990
Foreign countries [member] | Mexico [Member]
Disclosure of geographical areas [line items]
Non-current assets	5,142	6,356
Foreign countries [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Non-current assets	4,527	4,527
Foreign countries [member] | Turkey [Member]
Disclosure of geographical areas [line items]
Non-current assets	949	949
Foreign countries [member] | Peru [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 782	$ 782